Fees Summary	Aug. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 172,650,000.00
Total Fee Amount	23,842.97
Total Offset Amount	0.00
Net Fee	$ 23,842.97
Offering Table N/A
Offset Table N/A	N/A